Intangible Assets, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net
Intangible assets subject to amortization		$ 189,189,166	$ 205,071,630
Intangible assets subject to amortization, net		34,213,342	45,580,698
Total intangible assets, net		$ 34,213,342	45,580,698
Weighted Average Remaining Amortization Period		3 years 2 months 23 days
Amortization expenses		$ 11,636,952	12,870,915	$ 13,239,962
Expected amortization expenses
2021		10,984,069
2022		10,819,721
2023		10,607,412
2024		1,794,913
2025		7,229
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales	15.00%
Extension term of agreement	5 years
Additional consideration upon extension term of agreement	$ 0
Advertising agency agreement | SINA
Intangible Assets, Net
Intangible assets subject to amortization		106,790,000	106,790,000
Less: Accumulated amortization		$ 87,616,075	81,561,152
Weighted Average Remaining Amortization Period		3 years 3 months
License agreements | SINA
Intangible Assets, Net
Intangible assets subject to amortization		$ 80,660,000	80,660,000
Less: Accumulated amortization		$ 66,398,866	61,895,348
Weighted Average Remaining Amortization Period		3 years 3 months
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization			10,247,802
Less: Accumulated amortization			10,229,252
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization		$ 1,739,166	7,373,828
Less: Accumulated amortization		$ 960,883	$ 5,805,180
Weighted Average Remaining Amortization Period		2 years 2 months 1 day